UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL REPORT

DECEMER 31, 2017

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents
Schedule of Investments	1
Statement of Assets and Liabilities	19
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	26
Expense Examples	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 24.3%
$136,101	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 2.512% (LIBOR 1 Month+96 basis points), 4/25/2035[1,2]	$136,619
301,274	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 2.152% (LIBOR 1 Month+60 basis points), 11/25/2035[1,2]	300,814
225,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-WF1 2.212% (LIBOR 1 Month+66 basis points), 5/25/2035[1,2]	225,050
250,000	American Express Issuance Trust II 2.177% (LIBOR 1 Month+70 basis points), 8/15/2019[1,2]	250,724
10,000	AmeriCredit Automobile Receivables Trust 2014-2 2.180%, 6/8/2020[2]	10,006
150,000	AmeriCredit Automobile Receivables Trust 2015-1 2.510%, 1/8/2021[2]	150,417
1,000,000	AmeriCredit Automobile Receivables Trust 2017-3 1.731% (LIBOR 1 Month+24 basis points), 12/18/2020[1,2]	1,000,997
254,250	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R9 2.527% (LIBOR 1 Month+98 basis points), 10/25/2034[1,2]	255,947
389,722	Angel Oak Mortgage Trust LLC 2015-1 2.708%, 11/25/2047[2,3,4]	388,846
125,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[2,3]	125,901
128,339	Ascentium Equipment Receivables 2017-1 Trust 1.350%, 5/10/2018[2,3]	128,339
227,706	Asset Backed Securities Corp. Home Equity Loan Trust Series WMC 2005-HE5 2.272% (LIBOR 1 Month+72 basis points), 6/25/2035[1,2]	228,562
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[2,3]	99,069
1,000,000	Barclays Dryrock Issuance Trust 2015-2 1.560%, 3/15/2021[2]	999,234
220,000	California Republic Auto Receivables Trust 2014-2 3.290%, 3/15/2021[2]	219,745
	Canyon Capital CLO 2006-1 Ltd.
250,000	Series 2006-1A, Class B, 2.009% (LIBOR 3 Month+42.00 basis points), 12/15/2020[1,2,3]	247,333
500,000	Series 2006-1A, Class C, 2.289% (LIBOR 3 Month+70.00 basis points), 12/15/2020[1,2,3]	493,662
250,000	Capital Auto Receivables Asset Trust 2015-1 3.160%, 8/20/2020[2]	252,821
305,000	Capital Auto Receivables Asset Trust 2016-1 4.030%, 8/21/2023[2]	310,691
956,000	Capital One Multi-Asset Execution Trust 1.600%, 5/17/2021[2]	955,058
180,000	CarMax Auto Owner Trust 2014-2 2.080%, 1/15/2020[2]	180,093

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$179,347	CarMax Auto Owner Trust 2017-3 1.350%, 8/15/2018[2]	$179,327
600,000	CBAM 2017-3 Ltd. 2.069% (LIBOR 3 Month+70 basis points), 10/17/2029[1,2,3]	599,358
1,000,000	Chase Issuance Trust 1.620%, 7/15/2020[2]	999,200
200,000	Chesapeake Funding II LLC 3.380%, 8/15/2029[2,3]	199,801
345,000	CIFC Funding 2014-II Ltd. 2.654% (LIBOR 3 Month+120 basis points), 5/24/2026[1,2,3]	346,449
1,000,000	Citibank Credit Card Issuance Trust 1.730%, 4/9/2020[2]	1,000,000
397,722	CNH Equipment Trust 2017-B 1.300%, 8/15/2018[2]	397,724
180,416	Colony American Homes 2014-2 3.377% (LIBOR 1 Month+190 basis points), 7/17/2031[1,2,3]	181,629
	COLT 2017-1 Mortgage Loan Trust
172,974	Series 2017-1, Class A2, 2.819%, 5/27/2047[2,3,4]	173,003
137,048	Series 2017-1, Class A3, 3.074%, 5/27/2047[2,3,4]	137,074
92,771	Commonbond Student Loan Trust 2016-B 4.000%, 10/25/2040[2,3]	92,933
115,985	Countrywide Asset-Backed Certificates 2.527% (LIBOR 1 Month+98 basis points), 6/25/2035[1,2]	116,195
200,000	CPS Auto Receivables Trust 2015-C 4.630%, 8/16/2021[2,3]	203,152
100,000	CPS Auto Receivables Trust 2016-A 3.340%, 5/15/2020[2,3]	100,646
400,000	CPS Auto Receivables Trust 2017-B 3.950%, 3/15/2023[2,3]	401,561
1,000,000	Credit Acceptance Auto Loan Trust 2016-2 4.290%, 11/15/2024[2,3]	1,019,297
99,170	Credit-Based Asset Servicing & Securitization LLC 1.972% (LIBOR 1 Month+42 basis points), 7/25/2035[1,2]	99,140
	Deephaven Residential Mortgage Trust 2017-1
190,570	Series 2017-1A, Class A1, 2.725%, 12/26/2046[2,3,4]	189,602
100,130	Series 2017-1A, Class A2, 2.928%, 12/26/2046[2,3,4]	99,647
64,600	Series 2017-1A, Class A3, 3.485%, 12/26/2046[2,3,4]	64,805
227,759	Deephaven Residential Mortgage Trust 2017-3 2.813%, 10/25/2047[2,3,4]	227,749
77,327	Earnest Student Loan Program 2016-D LLC 3.800%, 1/25/2041[2,3]	76,789
275,000	Fifth Third Auto Trust 2017-1 1.590%, 4/15/2020[2]	274,405
200,000	First Investors Auto Owner Trust 2014-1 3.280%, 4/15/2021[2,3]	200,513

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[2,3]	$101,538
200,000	Flagship Credit Auto Trust 2016-1 3.910%, 6/15/2022[2,3]	203,750
70,000	Flagship Credit Auto Trust 2016-2 3.840%, 9/15/2022[2,3]	71,397
34,020	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[2,3]	33,950
250,459	Foursight Capital Automobile Receivables Trust 2017-1 2.370%, 4/15/2022[2,3]	249,204
259,025	Golden Bear 2016-R LLC 5.650%, 9/20/2047[3,5,6]	263,791
250,000	GoldenTree Loan Opportunities VII Ltd. 3.117% (LIBOR 3 Month+175 basis points), 4/25/2025[1,2,3]	249,967
437,500	Hempstead II CLO Ltd. 2.410% (LIBOR 3 Month+100 basis points), 8/10/2029[1,2,3]	436,934
431,697	HERO Funding II 2016-3B 5.240%, 9/20/2042[2,3]	437,372
242,251	HERO Funding II 2016-4B 4.990%, 9/20/2047[2,3]	242,597
265,000	Hertz Fleet Lease Funding LP 2.130%, 4/10/2031[2,3]	263,969
105,746	Home Equity Asset Trust 2005-5 2.317% (LIBOR 1 Month+77 basis points), 11/25/2035[1,2]	106,037
119,340	Home Equity Asset Trust 2005-6 2.042% (LIBOR 1 Month+49 basis points), 12/25/2035[1,2]	119,732
250,000	Hull Street CLO Ltd. 2.574% (LIBOR 3 Month+122 basis points), 10/18/2026[1,2,3]	251,119
1,000,000	KKR CLO 11 Ltd. 1.959% (LIBOR 3 Month+60 basis points), 1/15/2031[1,2,3]	1,000,584
65,280	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE3 2.347% (LIBOR 1 Month+80 basis points), 7/25/2035[1,2]	65,510
363,725	Morgan Stanley ABS Capital I, Inc. Trust 2006-WMC1 1.772% (LIBOR 1 Month+22 basis points), 12/25/2035[1,2,3]	363,020
1,000,000	Mountain View CLO 2013-1 Ltd. 2.107% (LIBOR 3 Month+75 basis points), 10/12/2030[1,2,3]	999,060
	NextGear Floorplan Master Owner Trust
250,000	Series 2016-2A, Class A2, 2.190%, 9/15/2021[2,3]	249,168
500,000	Series 2017-2A, Class B, 3.020%, 10/17/2022[2,3]	496,813
500,000	OCP CLO 2014-5 Ltd. 2.371% (LIBOR 3 Month+100 basis points), 4/26/2026[1,2,3]	499,669
300,000	OFSI Fund V Ltd. 2.953% (LIBOR 3 Month+160 basis points), 4/17/2025[1,2,3]	300,906
875,000	OZLM XI Ltd. 2.128% (LIBOR 3 Month+75 basis points), 10/30/2030[1,2,3]	874,780

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$250,000	Palmer Square CLO 2014-1 Ltd. 4.053% (LIBOR 3 Month+270 basis points), 1/17/2027[1,2,3]	$251,763
300,000	Palmer Square Loan Funding 2016-3 Ltd. 3.109% (LIBOR 3 Month+175 basis points), 1/15/2025[1,2,3]	299,461
83,314	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ 2.677% (LIBOR 1 Month+113 basis points), 12/25/2034[1,2]	83,725
373,349	Popular ABS Mortgage Pass-Through Trust 2004-5 1.882% (LIBOR 1 Month+33 basis points), 12/25/2034[1,2]	373,315
100,000	Prestige Auto Receivables Trust 2014-1 2.390%, 5/15/2020[2,3]	100,160
214,286	Race Point IX CLO Ltd. 2.009% (LIBOR 3 Month+65 basis points), 10/15/2030[1,2,3]	214,319
275,000	RAMP Series 2005-EFC2 Trust 2.467% (LIBOR 1 Month+92 basis points), 7/25/2035[1,2]	276,692
402,202	RASC Series 2005-KS8 Trust 2.032% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2]	402,065
276,431	RASC Series 2005-KS9 Trust 2.012% (LIBOR 1 Month+46 basis points), 10/25/2035[1,2]	276,788
270,000	Santander Drive Auto Receivables Trust 2014-1 2.910%, 4/15/2020[2]	271,060
119,590	Sofi Professional Loan Program 2016-B LLC 1.680%, 3/25/2031[3]	119,452
250,000	Sound Point CLO V Ltd. 3.004% (LIBOR 3 Month+165 basis points), 4/18/2026[1,2,3]	250,263
576,437	Soundview Home Loan Trust 2005-DO1 2.452% (LIBOR 1 Month+90 basis points), 5/25/2035[1,2]	576,489
101,165	Structured Asset Investment Loan Trust 2004-10 2.612% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	102,018
133,833	Structured Asset Investment Loan Trust 2005-1 2.272% (LIBOR 1 Month+72 basis points), 2/25/2035[1,2,3]	133,537
21,688	Structured Asset Investment Loan Trust 2005-6 2.272% (LIBOR 1 Month+72 basis points), 7/25/2035[1,2]	21,705
227,602	Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF2 1.862% (LIBOR 1 Month+31 basis points), 7/25/2036[1,2]	227,190
200,000	Symphony Clo V Ltd. 2.859% (LIBOR 3 Month+150 basis points), 1/15/2024[1,2,3]	199,904
300,000	Wasatch Ltd. 1.743% (LIBOR 3 Month+33 basis points), 11/14/2022[1,2,3]	299,807
100,000	Westlake Automobile Receivables Trust 2016-2 4.100%, 6/15/2021[2,3]	101,041
340,000	Westlake Automobile Receivables Trust 2017-1 2.700%, 10/17/2022[2,3]	340,021
250,000	Westlake Automobile Receivables Trust 2017-2 4.630%, 7/15/2024[2,3]	250,455

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$312,888	Wheels SPV 2 LLC 1.400%, 7/20/2018[2,3]	$312,890

	Total Asset-Backed Securities (Cost $27,538,490)	27,704,914
	Bank Loans – 6.9%
298,493	1011778 BC ULC 2.250% (US LIBOR+225 basis points), 2/17/2024[1,2,7,8]	298,732
298,500	Albertsons LLC 4.675% (US LIBOR+325 basis points), 12/21/2022[1,2,8]	293,005
290,540	Altice U.S. Finance I Corp. 3.819% (US LIBOR+225 basis points), 1/25/2025[1,2,8]	289,875
229,415	American Axle & Manufacturing, Inc. 3.490% (US LIBOR+225 basis points), 3/8/2024[1,2,8]	230,599
250,000	Aramark Services, Inc. 3.569% (US LIBOR+200 basis points), 3/7/2025[1,2,8]	251,603
276,273	Asurion LLC 4.569% (US LIBOR+300 basis points), 11/3/2023[1,2,8]	277,936
348,250	Avolon TLB Borrower 1 U.S. LLC 3.569% (US LIBOR+225 basis points), 4/3/2022[1,2,8]	346,209
200,000	Charter Communications Operating LLC 2.000% (US LIBOR+200 basis points), 4/13/2025[1,2,8,9,10]	200,357
265,232	CHS/Community Health Systems, Inc. 3.484% (US LIBOR+300 basis points), 1/27/2021[1,2,8,9,10]	253,590
246,760	CSC Holdings LLC 3.741% (US LIBOR+225 basis points), 7/17/2025[1,2,8]	246,162
232,188	DaVita, Inc. 4.319% (US LIBOR+275 basis points), 6/24/2021[1,2,8]	234,365
136,674	Dell International LLC 3.570% (US LIBOR+200 basis points), 9/7/2023[1,2,8]	136,768
181,514	Dynegy, Inc. 4.251% (US LIBOR+275 basis points), 2/7/2024[1,2,8]	182,599
	First Data Corp.
82,000	3.802% (US LIBOR+225.00 basis points), 7/10/2022[1,2,8]	82,149
230,733	3.802% (US LIBOR+225.00 basis points), 4/26/2024[1,2,8]	231,083
315,976	Golden Nugget, Inc. 0.000% (US LIBOR+325 basis points), 10/4/2023[1,2,8]	318,801
250,000	Hanesbrands, Inc. 3.227% (US LIBOR+175 basis points), 12/15/2024[1,2,8]	251,329
228,201	Hilton Worldwide Finance LLC 3.552% (US LIBOR+200 basis points), 10/25/2023[1,8]	229,584
71,731	JC Penney Corp., Inc. 5.568% (US LIBOR+425 basis points), 6/23/2023[1,2,8]	67,265
335,000	Level 3 Financing, Inc. 3.696% (US LIBOR+225 basis points), 2/17/2024[1,2,8]	335,479

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
$238,509	MGM Growth Properties Operating Partnership LP 3.819% (US LIBOR+225 basis points), 4/25/2023[1,2,8]	$239,744
96,530	Micron Technology, Inc. 3.390% (US LIBOR+600 basis points), 4/26/2022[1,2,8]	97,526
25,000	Multi-Color Corp. 3.819% (US LIBOR+225 basis points), 9/20/2024[1,2,8]	25,203
334,000	Navistar, Inc. 5.000% (US LIBOR+350 basis points), 11/6/2024[1,2,8]	335,722
298,485	NRG Energy, Inc. 3.943% (US LIBOR+225 basis points), 6/30/2023[1,2,8]	299,016
430,835	Post Holdings, Inc. 3.820% (US LIBOR+225 basis points), 5/17/2024[1,2,8]	432,914
315,791	Realogy Group LLC 3.819% (US LIBOR+225 basis points), 7/20/2022[1,2,8]	317,026
199,497	Serta Simmons Bedding LLC 3.500% (US LIBOR+350 basis points), 11/8/2023[1,2,8]	183,621
244,608	Sinclair Television Group, Inc. 3.820% (US LIBOR+225 basis points), 1/3/2024[1,2,8]	244,914
184,605	Sprint Communications, Inc. 4.125% (US LIBOR+250 basis points), 2/29/2024[1,2,8]	184,766
92,303	United Airlines, Inc. 3.380% (US LIBOR+200 basis points), 4/1/2024[1,2,8]	93,225
103,688	Versum Materials, Inc. 3.693% (US LIBOR+250 basis points), 9/30/2023[1,2,8]	104,374
198,000	Virgin Media Bristol LLC 3.750% (US LIBOR+250 basis points), 1/31/2026[1,2,8]	198,224
174,160	Western Digital Corp. 3.569% (US LIBOR+200 basis points), 4/29/2023[1,8]	174,987
189,679	XPO Logistics, Inc. 3.599% (US LIBOR+225 basis points), 10/30/2021[1,2,8]	191,008

	Total Bank Loans (Cost $7,891,469)	7,879,760

	Commercial Mortgage-Backed Securities – 5.8%
9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.106%, 4/14/2033[2,3,4,11]	84,150
72,393	BBCMS Trust 2014-BXO 4.477% (LIBOR 1 Month+300 basis points), 8/15/2027[1,3]	72,312
140	Bear Stearns Asset Backed Securities Trust 2005-SD1 2.352% (LIBOR 1 Month+80 basis points), 8/25/2043[1,2]	140
94,382	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[2,3,4]	96,312
2,558,761	CFCRE Commercial Mortgage Trust 2016-C3 1.073%, 1/10/2048[2,4,11]	170,567

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities (Continued)
$2,709,938	Citigroup Commercial Mortgage Trust 2014-GC23 1.046%, 7/10/2047[2,4,11]	$142,936
	Citigroup Commercial Mortgage Trust 2016-SMPL
10,500,000	Series 2016-SMPL, Class XCP, 1.977%, 9/10/2031[3,4,11]	137,603
200,000	Series 2016-SMPL, Class B, 2.576%, 9/10/2031[3]	194,992
500,000	Citigroup Commercial Mortgage Trust 2017-1500 3.327% (LIBOR 1 Month+185 basis points), 7/15/2032[1,3]	498,740
329,213	COLT 2016-2 Mortgage Loan Trust 2.750%, 9/25/2046[2,3,4]	333,489
6,700,000	COMM 2012-LC4 Mortgage Trust 0.579%, 12/10/2044[2,3,4,11]	145,035
200,000	COMM 2013-WWP Mortgage Trust 3.544%, 3/10/2031[2,3]	208,400
1,438,495	COMM 2014-CCRE19 Mortgage Trust 1.224%, 8/10/2047[2,4,11]	72,227
100,000	COMM 2015-CCRE23 Mortgage Trust 3.685%, 5/10/2048[2,3,4]	100,543
2,000,000	Core Industrial Trust 2015-CALW 0.439%, 2/10/2034[3,4,11]	33,100
	Fannie Mae-Aces
255,738	Series 2013-M5, Class X2, 2.183%, 1/25/2022[4,11]	12,686
7,228,231	Series 2014-M8, Class X2, 0.405%, 6/25/2024[4,11]	156,209
43,433	FDIC Guaranteed Notes Trust 2010-C1 2.980%, 12/6/2020[2,3]	43,437
	FHLMC Multifamily Structured Pass-Through Certificates
2,300,000	Series K721, Class X3, 1.296%, 9/25/2022[2,4,11]	120,136
5,643,319	Series K044, Class X1, 0.752%, 1/25/2025[2,4,11]	246,506
900,000	Series K043, Class X3, 1.636%, 2/25/2043[2,4,11]	86,639
900,000	Series K050, Class X3, 1.553%, 10/25/2043[2,4,11]	88,344
1,100,000	Series K052, Class X3, 1.612%, 1/25/2044[2,4,11]	115,865
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.855%, 9/25/2023[2,4,11]	204,438
2,900,000	Series K046, Class X3, 1.508%, 4/25/2043[2,4,11]	264,306
27,117,821	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[2,3,11]	76,038
125,000	FREMF 2012-K710 Mortgage Trust 3.812%, 6/25/2047[2,3,4]	125,822
240,000	FREMF 2015-K721 Mortgage Trust 3.565%, 11/25/2047[2,3,4]	242,746
	Government National Mortgage Association
615,814	Series 2015-70, Class IO, 1.068%, 12/16/2049[2,4,11]	38,125
2,247,086	Series 2015-93, Class IO, 0.796%, 11/16/2054[2,4,11]	106,483
1,624,022	Series 2013-175, Class IO, 0.697%, 5/16/2055[2,4,11]	55,410
2,706,060	Series 2015-125, Class IO, 0.795%, 7/16/2055[2,4,11]	142,669
1,150,185	Series 2014-120, Class IO, 0.730%, 4/16/2056[2,4,11]	51,944

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities (Continued)
$1,848,448	Series 2014-138, Class IO, 0.761%, 4/16/2056[2,4,11]	$93,256
863,291	Series 2015-68, Class IO, 0.778%, 7/16/2057[2,4,11]	47,146
7,191,562	Series 2017-169, Class IO, 0.744%, 1/16/2060[2,4,11]	483,654
21,343	Impac Secured Assets CMN Owner Trust 2.612% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	21,374
970,228	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.068%, 8/15/2047[2,4,11]	51,126
1,857,771	KGS-Alpha SBA COOF Trust 2014-3 1.403%, 5/25/2039[2,3,4,5,6,11]	60,087
2,137,032	KGS-Alpha SBA COOF Trust 2015-1 1.273%, 10/25/2035[2,3,4,5,6,11]	70,789
379,957	KGS-Alpha SBA COOF Trust 2015-2 3.112%, 7/25/2041[2,3,4,5,6,11]	43,339
4,273	Morgan Stanley Capital I Trust 2007-IQ16 6.123%, 12/12/2049[2,4]	4,271
1,289,638	Morgan Stanley Capital I Trust 2012-STAR 1.842%, 8/5/2034[3,4,11]	54,388
236,892	Soundview Home Loan Trust 2003-1 4.927% (LIBOR 1 Month+338 basis points), 8/25/2031[1,2]	236,688
395,484	STORE Master Funding LLC 4.160%, 3/20/2043[2,3]	396,794
2,829,204	Wells Fargo Commercial Mortgage Trust 2015-Lc22 0.893%, 9/15/2058[2,4,11]	143,435
144,617	WFCG Commercial Mortgage Trust 2015-BXRP 4.048% (LIBOR 1 Month+257 basis points), 11/15/2029[1,2,3]	144,616
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.605%, 8/15/2047[2,4,11]	123,069
6,400,000	WFRBS Commercial Mortgage Trust 2014-C22 0.452%, 9/15/2057[2,4,11]	165,952
	Total Commercial Mortgage-Backed Securities (Cost $6,662,943)	6,608,333

	Corporate Bonds – 59.6%
	Communications – 4.5%
	AT&T, Inc.
600,000	2.300%, 3/11/2019	600,641
1,000,000	2.303% (LIBOR 3 Month+89.00 basis points), 2/14/2023[1]	1,007,795
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[2]	127,330
500,000	Deutsche Telekom International Finance B.V. 6.750%, 8/20/2018[7]	514,603
500,000	Discovery Communications LLC 2.336% (LIBOR 3 Month+71 basis points), 9/20/2019[1]	502,766

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Communications (Continued)
$214,000	DISH DBS Corp. 6.750%, 6/1/2021	$224,700
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	156,750
500,000	NBCUniversal Enterprise, Inc. 1.735% (LIBOR 3 Month+40 basis points), 4/1/2021[1,3]	501,569
	Sprint Communications, Inc.
83,000	9.000%, 11/15/2018[3]	87,366
80,000	7.000%, 3/1/2020[3]	85,600
215,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 3/20/2023[3]	216,973
330,000	T-Mobile USA, Inc. 6.625%, 4/1/2023[2]	344,025
200,000	TEGNA, Inc. 4.875%, 9/15/2021[2,3]	204,000
500,000	Verizon Communications, Inc. 2.600% (LIBOR 3 Month+100 basis points), 3/16/2022[1]	509,843
		5,083,961

	Consumer Discretionary – 5.6%
252,000	Allegiant Travel Co. 5.500%, 7/15/2019	258,615
583,000	Delta Air Lines, Inc. 2.875%, 3/13/2020	586,383
480,000	ERAC USA Finance LLC 2.800%, 11/1/2018[3]	482,261
	Ford Motor Credit Co. LLC
250,000	2.930% (LIBOR 3 Month+158.00 basis points), 1/8/2019[1]	253,092
250,000	2.339% (LIBOR 3 Month+79.00 basis points), 6/12/2020[1]	251,637
250,000	3.336%, 3/18/2021	253,909
250,000	2.465% (LIBOR 3 Month+108.00 basis points), 8/3/2022[1]	252,365
	General Motors Co.
200,000	3.500%, 10/2/2018	202,080
500,000	2.192% (LIBOR 3 Month+80.00 basis points), 8/7/2020[1]	502,994
	General Motors Financial Co., Inc.
250,000	2.400%, 5/9/2019	250,061
500,000	4.200%, 3/1/2021[2]	519,978
125,000	GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/2020[2]	129,688
200,000	International Game Technology PLC 6.250%, 2/15/2022[2,3,7]	215,500
400,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,7]	407,000

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$273,000	Lennar Corp. 4.750%, 11/15/2022[2]	$286,650
177,000	MGM Resorts International 6.750%, 10/1/2020	191,160
	Royal Caribbean Cruises Ltd.
200,000	7.250%, 3/15/2018[7]	201,876
90,000	5.250%, 11/15/2022[7]	98,835
38,000	Scientific Games International, Inc. 7.000%, 1/1/2022[2,3]	40,042
190,000	Service Corp. International 4.500%, 11/15/2020[2]	191,662
220,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[2]	239,800
309,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	331,016
270,000	United Rentals North America, Inc. 4.625%, 7/15/2023[2]	279,145
		6,425,749

	Consumer Staples – 2.3%
750,000	BAT Capital Corp. 2.297%, 8/14/2020[3]	745,874
	CVS Health Corp.
375,000	1.900%, 7/20/2018	374,887
429,000	2.250%, 8/12/2019[2]	427,703
795,000	Imperial Brands Finance PLC 2.050%, 2/11/2018[3,7]	794,897
250,000	Reynolds American, Inc. 2.300%, 6/12/2018	250,293
		2,593,654

	Energy – 3.7%
	Antero Resources Corp.
270,000	5.375%, 11/1/2021[2]	276,750
97,000	5.125%, 12/1/2022[2]	98,940
1,000,000	BP Capital Markets PLC 1.768%, 9/19/2019[7]	994,325
435,000	Continental Resources, Inc. 5.000%, 9/15/2022[2]	441,525
280,000	DCP Midstream Operating LP 4.750%, 9/30/2021[2,3]	289,100
175,000	Energy Transfer Equity LP 7.500%, 10/15/2020	192,500
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	200,352

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy (Continued)
$500,000	Kinder Morgan, Inc. 2.639% (LIBOR 3 Month+128 basis points), 1/15/2023[1]	$508,282
150,000	Newfield Exploration Co. 5.750%, 1/30/2022	160,125
	NuStar Logistics LP
203,000	4.800%, 9/1/2020	206,045
90,000	4.750%, 2/1/2022[2]	90,900
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	241,213
190,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	191,187
200,000	Tesoro Corp. 5.375%, 10/1/2022[2]	206,500
165,000	Williams Cos., Inc. 3.700%, 1/15/2023[2]	164,175
		4,261,919

	Financials – 30.0%
500,000	ABN AMRO Bank N.V. 1.994% (LIBOR 3 Month+64 basis points), 1/18/2019[1,3,7]	502,065
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 5/15/2019[7]	609,496
	Ally Financial, Inc.
200,000	4.750%, 9/10/2018	202,500
230,000	3.750%, 11/18/2019	232,898
	American Express Credit Corp.
750,000	1.800%, 7/31/2018[2]	749,507
405,000	1.715% (LIBOR 3 Month+33.00 basis points), 5/3/2019[1,2]	405,783
215,000	American International Group, Inc. 3.300%, 3/1/2021[2]	219,176
	Bank of America Corp.
1,000,000	2.625%, 4/19/2021	1,005,102
1,000,000	2.023% (LIBOR 3 Month+66.00 basis points), 7/21/2021[1,2]	1,004,752
1,000,000	3.004% (LIBOR 3 Month+79.00 basis points), 12/20/2023[2,3,4]	1,002,567
500,000	Bank of Nova Scotia 1.603% (LIBOR 3 Month+20 basis points), 11/9/2018[1,7]	499,914
	Capital One N.A.
500,000	1.650%, 2/5/2018[2]	499,987
250,000	2.572% (LIBOR 3 Month+115.00 basis points), 8/17/2018[1,2]	251,175
	Citigroup, Inc.
280,000	2.150%, 7/30/2018	280,174
500,000	2.140% (LIBOR 3 Month+79.00 basis points), 1/10/2020[1,2]	502,973
500,000	2.571% (LIBOR 3 Month+119.00 basis points), 8/2/2021[1]	509,319
500,000	2.593% (LIBOR 3 Month+107.00 basis points), 12/8/2021[1,2]	508,048

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
	Citizens Bank N.A.
$600,000	2.300%, 12/3/2018[2]	$600,410
500,000	2.250%, 10/30/2020[2]	495,375
500,000	CNA Financial Corp. 6.950%, 1/15/2018	500,781
710,000	Compass Bank 2.750%, 9/29/2019[2]	711,964
435,000	Credit Suisse Group A.G. 3.574%, 1/9/2023[2,3,7]	442,269
	Discover Bank
250,000	2.600%, 11/13/2018[2]	250,849
250,000	3.100%, 6/4/2020[2]	252,967
225,000	Equinix, Inc. 5.375%, 4/1/2023[2]	232,650
210,000	Fly Leasing Ltd. 6.375%, 10/15/2021[2,7]	218,925
	Goldman Sachs Group, Inc.
1,250,000	2.789% (LIBOR 3 Month+120.00 basis points), 9/15/2020[1,2]	1,273,670
500,000	2.586% (LIBOR 3 Month+117.00 basis points), 11/15/2021[1,2]	507,309
1,000,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	1,057,539
500,000	HSBC Holdings PLC 3.122% (LIBOR 3 Month+166 basis points), 5/25/2021[1,7]	518,874
500,000	HSBC USA, Inc. 1.700%, 3/5/2018	499,848
225,000	Huntington National Bank 1.700%, 2/26/2018[2]	224,912
500,000	ING Groep N.V. 2.843% (LIBOR 3 Month+115 basis points), 3/29/2022[1,7]	509,588
	JPMorgan Chase & Co.
500,000	2.086% (LIBOR 3 Month+55.00 basis points), 3/9/2021[1,2]	501,164
1,000,000	4.500%, 1/24/2022	1,070,052
500,000	JPMorgan Chase Bank N.A. 2.265% (LIBOR 3 Month+59 basis points), 9/23/2019[1,2]	503,523
	Lloyds Bank PLC
500,000	2.000%, 8/17/2018[7]	500,092
1,000,000	5.800%, 1/13/2020[3,7]	1,065,294
1,000,000	Macquarie Group Ltd. 3.189% (LIBOR 3 Month+102 basis points), 11/28/2023[2,3,4,7]	993,040
500,000	Mitsubishi UFJ Financial Group, Inc. 3.361% (LIBOR 3 Month+188 basis points), 3/1/2021[1,7]	520,150
	Morgan Stanley
510,000	2.125%, 4/25/2018	510,265
250,000	2.647% (LIBOR 3 Month+128.00 basis points), 4/25/2018[1]	250,816

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$1,000,000	2.625%, 11/17/2021	$995,443
500,000	2.543% (LIBOR 3 Month+118.00 basis points), 1/20/2022[1,2]	508,271
	Nationstar Mortgage LLC / Nationstar Capital Corp.
207,000	6.500%, 8/1/2018[2]	207,207
82,000	6.500%, 7/1/2021[2]	83,127
255,000	Navient Corp. 8.450%, 6/15/2018	261,502
750,000	Royal Bank of Scotland Group PLC 2.886% (LIBOR 3 Month+147 basis points), 5/15/2023[1,2,7]	758,215
	Santander Holdings USA, Inc.
750,000	2.700%, 5/24/2019[2]	751,635
1,000,000	3.400%, 1/18/2023[2,3]	996,104
	Santander UK PLC
1,000,000	1.685% (LIBOR 3 Month+30.00 basis points), 11/3/2020[1,7]	999,871
560,000	2.125%, 11/3/2020[7]	555,496
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	80,925
	Sumitomo Mitsui Financial Group, Inc.
500,000	3.216% (LIBOR 3 Month+168.00 basis points), 3/9/2021[1,7]	517,070
500,000	2.137% (LIBOR 3 Month+78.00 basis points), 7/12/2022[1,7]	501,484
500,000	SunTrust Banks, Inc. 2.350%, 11/1/2018[2]	501,349
360,000	Svenska Handelsbanken A.B. 1.883% (LIBOR 3 Month+36 basis points), 9/8/2020[1,7]	360,568
200,000	Synchrony Financial 2.615% (LIBOR 3 Month+123 basis points), 2/3/2020[1]	202,814
	UBS A.G.
250,000	2.053% (LIBOR 3 Month+64.00 basis points), 8/14/2019[1,7]	251,597
1,000,000	2.450%, 12/1/2020[2,3,7]	996,986
500,000	UBS Group Funding Switzerland A.G. 2.682% (LIBOR 3 Month+122 basis points), 5/23/2023[1,2,3,7]	508,085
1,000,000	Wells Fargo & Co. 2.100%, 7/26/2021	983,257
		34,218,768

	Health Care – 4.7%
500,000	Abbott Laboratories 2.350%, 11/22/2019	500,544
250,000	AbbVie, Inc. 1.800%, 5/14/2018	249,878
500,000	Actavis Funding SCS 2.804% (LIBOR 3 Month+126 basis points), 3/12/2020[1,7]	507,239
600,000	Anthem, Inc. 2.500%, 11/21/2020	598,747

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Health Care (Continued)
$500,000	Becton, Dickinson and Co. 2.539% (LIBOR 3 Month+103 basis points), 6/6/2022[1]	$502,624
225,000	Centene Corp. 5.625%, 2/15/2021[2]	231,188
82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[2]	73,800
1,000,000	Express Scripts Holding Co. 2.229% (LIBOR 3 Month+75 basis points), 11/30/2020[1,2]	1,000,447
	Gilead Sciences, Inc.
410,000	1.850%, 9/20/2019	408,296
500,000	1.876% (LIBOR 3 Month+25.00 basis points), 9/20/2019[1]	500,630
300,000	HCA, Inc. 6.500%, 2/15/2020	318,000
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[7]	485,564
38,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	40,177
		5,417,134

	Industrials – 2.9%
333,000	AECOM 5.750%, 10/15/2022[2]	347,153
575,000	Caterpillar Financial Services Corp. 5.450%, 4/15/2018	580,513
410,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	417,191
	Penske Truck Leasing Co. LP / PTL Finance Corp.
500,000	2.875%, 7/17/2018[3]	502,159
500,000	2.500%, 6/15/2019[2,3]	500,966
500,000	Siemens Financieringsmaatschappij N.V. 1.300%, 9/13/2019[3,7]	492,534
50,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[2,3]	40,500
250,000	Textron, Inc. 7.250%, 10/1/2019	269,983
105,000	XPO Logistics, Inc. 6.500%, 6/15/2022[2,3]	109,594
		3,260,593

	Materials – 3.0%
200,000	Anglo American Capital PLC 4.125%, 4/15/2021[3,7]	205,592
260,000	ArcelorMittal 5.750%, 8/5/2020[7]	274,300

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials (Continued)
$200,000	Chemours Co. 6.625%, 5/15/2023[2]	$211,500
535,000	EI du Pont de Nemours & Co. 1.907% (LIBOR 3 Month+53 basis points), 5/1/2020[1]	538,360
200,000	Freeport-McMoRan, Inc. 3.100%, 3/15/2020	198,750
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[2,7]	291,900
435,000	Martin Marietta Materials, Inc. 2.096% (LIBOR 3 Month+65 basis points), 5/22/2020[1]	437,314
169,594	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[2]	172,138
311,000	Sealed Air Corp. 4.875%, 12/1/2022[2,3]	328,494
500,000	Sherwin-Williams Co. 2.250%, 5/15/2020	498,326
235,000	Teck Resources Ltd. 4.750%, 1/15/2022[2,7]	245,293
		3,401,967

	Technology – 2.5%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
412,000	4.420%, 6/15/2021[2,3]	429,312
240,000	5.875%, 6/15/2021[2,3]	249,000
	Hewlett Packard Enterprise Co.
250,000	2.850%, 10/5/2018	251,205
304,000	3.600%, 10/15/2020[2]	310,384
237,000	KLA-Tencor Corp. 3.375%, 11/1/2019[2]	240,907
255,000	NXP B.V. / NXP Funding LLC 4.125%, 6/1/2021[3,7]	260,100
220,000	Open Text Corp. 5.625%, 1/15/2023[2,3,7]	229,075
500,000	QUALCOMM, Inc. 2.108% (LIBOR 3 Month+73 basis points), 1/30/2023[1]	499,192
250,000	S&P Global, Inc. 2.500%, 8/15/2018	250,723
158,000	Symantec Corp. 3.950%, 6/15/2022[2]	161,498
		2,881,396

	Utilities – 0.4%
500,000	Dominion Energy, Inc. 2.031% (LIBOR 3 Month+55 basis points), 6/1/2019[1,3]	501,290

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Total Corporate Bonds (Cost $67,777,388)	$68,046,431

	Municipal Bonds – 0.5%
$500,000	New Jersey Economic Development Authority 3.802%, 6/15/2018	503,155

	Total Municipal Bonds (Cost $504,003)	503,155

	U.S. Treasury Securities – 1.7%
2,000,000	United States Treasury Note 1.500%, 4/15/2020	1,981,406

	Total U.S. Treasury Securities (Cost $1,983,565)	1,981,406

	Total Investments – 98.8% (Cost $112,357,858)	112,723,999
	Other Assets in Excess of Liabilities – 1.2%	1,409,456
	Total Net Assets – 100.0%	$114,133,455

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $34,048,119 which represents 29.8% of Net Assets.
[4]	Variable rate security.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.38% of Net Assets. The total value of these securities is $438,006.
[6]	Illiquid security. The total illiquid securities represent 0.38% of Net Assets. The total value of these securities is $438,006.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

[9]	All or a portion of the loan is unfunded.
[10]	Denotes investments purchased on a when-issued or delayed delivery basis.
[11]	Interest-only security.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Asset-Backed Securities	24.3%
Bank Loans	6.9%
Commercial Mortgage-Backed Securities	5.8%
Corporate Bonds
Financials	30.0%
Consumer Discretionary	5.6%
Health Care	4.7%
Communications	4.5%
Energy	3.7%
Materials	3.0%
Industrials	2.9%
Technology	2.5%
Consumer Staples	2.3%
Utilities	0.4%
Total Corporate Bonds	59.6%
Municipal Bonds	0.5%
U.S. Treasury Securities	1.7%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $112,357,858)	$112,723,999
Cash	399,555
Receivables:
Securities sold	226,115
Fund shares sold	677,046
Dividends and interest	648,447
Due from Advisor	8,826
Prepaid expenses	40,711
Total assets	114,724,699

Liabilities:
Payables:
Investment securities purchased	277,661
Fund shares redeemed	191,712
Due to custodian	22,037
Distribution fees - Class A & Class C (Note 8)	8,156
Fund accounting fees	29,552
Fund administration fees	13,812
Auditing fees	11,115
Transfer agent fees and expenses	9,767
Custody fees	9,632
Chief Compliance Officer fees	667
Trustees' deferred compensation (Note 3)	610
Trustees' fees and expenses	318
Accrued other expenses	16,205
Total liabilities	591,244

Net Assets	$114,133,455

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$114,035,363
Accumulated net investment loss	(50,811)
Accumulated net realized loss on investments	(217,238)
Net unrealized appreciation on investments	366,141
Net Assets	$114,133,455

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of December 31, 2017 (Unaudited)

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$14,687,924
Number of shares issued and outstanding	1,472,553
Net asset value per share[1]	$9.97
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.23

Class C Shares:
Net assets applicable to shares outstanding	$5,918,370
Number of shares issued and outstanding	594,052
Net asset value per share[3]	$9.96

Class I Shares:
Net assets applicable to shares outstanding	$93,527,161
Number of shares issued and outstanding	9,362,847
Net asset value per share	$9.99

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of the date of purchase.

[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge may be reduced.

[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Interest	$1,283,298
Total investment income	1,283,298

Expenses:
Advisory fees	205,614
Fund accounting fees	95,251
Fund administration fees	67,320
Transfer agent fees and expenses	38,045
Registration fees	27,793
Distribution fees - Class C (Note 8)	24,018
Distribution fees - Class A (Note 8)	18,996
Shareholder servicing fees (Note 7)	23,023
Legal fees	11,034
Auditing fees	10,838
Shareholder reporting fees	10,420
Miscellaneous	10,248
Chief Compliance Officer fees	6,201
Custody fees	4,681
Trustees' fees and expenses	3,882
Insurance fees	683
Total expenses	558,047
Advisory fees waived	(205,614)
Other expenses absorbed	(43,091)
Net expenses	309,342
Net investment income	973,956

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	87,799
Net change in unrealized appreciation/depreciation on investments	(153,746)
Net realized and unrealized loss on investments	(65,947)

Net Increase in Net Assets from Operations	$908,009

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$973,956	$1,600,866
Net realized gain on investments	87,799	43,806
Net change in unrealized appreciation/depreciation on investments	(153,746)	666,312
Net increase in net assets resulting from operations	908,009	2,310,984

Distributions to Shareholders:
From net investment income:
Class A	(147,343)	(137,204)
Class C	(28,042)	(25,502)
Class I	(988,230)	(1,510,113)
Total distributions to shareholders	(1,163,615)	(1,672,819)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,733,499	14,580,921
Class C	3,275,736	2,103,689
Class I	55,699,153	49,599,215
Reinvestment of distributions:
Class A	90,347	72,175
Class C	19,822	24,066
Class I	836,829	1,432,575
Cost of shares redeemed
Class A1	(8,337,425)	(2,058,127)
Class C2	(563,016)	(128,937)
Class I3	(37,530,855)	(37,980,105)
Net increase in net assets from capital transactions	22,224,090	27,645,472

Total increase in net assets	21,968,484	28,283,637

Net Assets:
Beginning of period	92,164,971	63,881,334
End of period	$114,133,455	$92,164,971

Accumulated net investment income (loss)	$(50,811)	$138,848

Capital Share Transactions:
Shares sold:
Class A	873,480	1,465,372
Class C	328,101	211,768
Class I	5,563,403	4,977,556
Shares reinvested:
Class A	9,048	7,253
Class C	1,988	2,422
Class I	83,666	143,975
Shares redeemed
Class A	(833,983)	(206,724)
Class C	(56,434)	(13,018)
Class I	(3,749,117)	(3,813,520)
Net increase from capital share transactions	2,220,152	2,775,084

[1]	Net of redemption fee proceeds of $393 and $330, respectively.
[2]	Net of redemption fee proceeds of $0 and $250, respectively.
[3]	Net of redemption fee proceeds of $9,296 and $2,791, respectively.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2017
	(Unaudited)	2017	2016	2015
Net asset value, beginning of period	$10.00	$9.92	$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.19	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.01)	0.09	(0.03)	(0.05)
Total from investment operations	0.07	0.28	0.17	0.11

Less Distributions:
From net investment income	(0.10)	(0.20)	(0.19)	(0.17)
From net realized gain	-	-	-	- [2]
Total distributions	(0.10)	(0.20)	(0.19)	(0.17)

Redemption fee proceeds[1]	- [2]	- [2]	-	-

Net asset value, end of period	$9.97	$10.00	$9.92	$9.94

Total return[3]	0.70%[4]	2.89%	1.70%	1.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,688	$14,234	$1,568	$251

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.20%[5]	1.38%	1.28%	1.46%
After fees waived and expenses absorbed	0.74%[5]	0.52%	0.33%	0.26%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.17%[5]	1.04%	1.07%	0.40%
After fees waived and expenses absorbed	1.63%[5]	1.90%	2.02%	1.60%

Portfolio turnover rate	25%[4]	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2017
	(Unaudited)	2017	2016	2015
Net asset value, beginning of period	$9.98	$9.90	$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.11	0.13	0.08
Net realized and unrealized gain (loss) on investments	-	0.10	(0.03)	(0.04)
Total from investment operations	0.04	0.21	0.10	0.04

Less Distributions:
From net investment income	(0.06)	(0.13)	(0.14)	(0.10)
From net realized gain	-	-	-	- [2]
Total distributions	(0.06)	(0.13)	(0.14)	(0.10)

Redemption fee proceeds[1]	-	- [2]	-	-

Net asset value, end of period	$9.96	$9.98	$9.90	$9.94

Total return[3]	0.39%[4]	2.15%	0.97%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,918	$3,198	$1,180	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.95%[5]	2.13%	2.03%	2.21%
After fees waived and expenses absorbed	1.49%[5]	1.27%	1.08%	1.01%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.42%[5]	0.29%	0.32%	(0.35)%
After fees waived and expenses absorbed	0.88%[5]	1.15%	1.27%	0.85%

Portfolio turnover rate	25%[4]	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2017
	(Unaudited)	2017	2016	2015
Net asset value, beginning of period	$10.01	$9.93	$9.95	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.21	0.22	0.18
Net realized and unrealized gain (loss) on investments	-	0.10	(0.03)	(0.04)
Total from investment operations	0.09	0.31	0.19	0.14

Less Distributions:
From net investment income	(0.11)	(0.23)	(0.21)	(0.19)
From net realized gain	-	-	-	- [2]
Total distributions	(0.11)	(0.23)	(0.21)	(0.19)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$9.99	$10.01	$9.93	$9.95

Total return[3]	0.94%[4]	3.12%	1.94%	1.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$93,527	$74,733	$61,133	$51,438

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.95%[5]	1.13%	1.03%	1.21%
After fees waived and expenses absorbed	0.49%[5]	0.27%	0.08%	0.01%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.42%[5]	1.29%	1.32%	0.65%
After fees waived and expenses absorbed	1.88%[5]	2.15%	2.27%	1.85%

Portfolio turnover rate	25%[4]	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946

“Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Fund elected to no longer use amortized cost valuation method for those securities.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2017, and as of and during the open years ended June 30, 2015-2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the HIMCO Short Duration Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until October 31, 2027 and it may be terminated before that date only by the Trust's Board of Trustees.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

In addition, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.25%, 1.00% and 0.00% on the capital used to seed the Fund's Class A, Class C and Class I Shares, respectively. The Fund’s advisor will not seek reimbursement of the voluntary advisory fees waived and/or other expenses absorbed.

For the six month ended December 31, 2017, the Advisor waived all of its fees and absorbed other expenses totaling $248,705. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2018	$3,289
2019	33,297
2020	188,664
2021	167,501
Total	$392,751

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$112,357,858

Gross unrealized appreciation	$697,618
Gross unrealized depreciation	(331,477)

Net unrealized appreciation	$366,141

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$138,848
Undistributed long-term capital gains	-
Tax accumulated earnings	138,848

Accumulated capital and other losses	(305,037)
Unrealized appreciation on investments	519,887
Total accumulated earnings	$353,698

The tax character of the distribution paid during the fiscal years ended June 30, 2017 and June 30, 2016, were as follows:

Distributions paid from:	2017	2016
Ordinary income	$1,672,819	$1,217,848
Net long-term capital gains	-	-
Total distributions paid	$1,672,819	$1,217,848

At June 30, 2017, the Fund had a short-term capital loss carryover of $136,087 and a long-term capital loss carryover of $168,950. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six month ended December 31, 2017 and the year ended June 30, 2017, the Fund received $9,689 and $3,371, respectively, in redemption fees.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 6 – Investment Transactions

For the six months ended December 31, 2017, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were as follows:

Purchases	Sales
$53,542,271	$24,334,916

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2017, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$27,441,123	$263,791	$27,704,914
Bank Loans	-	7,879,760	-	7,879,760
Commercial Mortgage-Backed Securities	-	6,434,118	174,215	6,608,333
Corporate Bonds[1]	-	68,046,431	-	68,046,431
Municipal Bonds	-	503,155	-	503,155
U.S. Treasury Securities	-	1,981,406	-	1,981,406
Total Investments	$-	$112,285,993	$438,006	$112,723,999

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Transfers between Levels 1,2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfer between Levels from June 30, 2017 to December 31, 2017, represented by recognizing the December 31, 2017 market value of securities:

Transfers into Level 2	$242,596
Transfer out of Level 2	-
Net transfers in (out) of Level 2	$242,596

Transfers into Level 3	$-
Transfers out of Level 3	(242,596)
Net transfers in (out) of Level 3	$(242,596)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2017	$796,962
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(242,596)
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	1,640
Net purchases	-
Net sales	-
Principal paydown	(118,000)
Balance as of December 31, 2017	$438,006

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2017.

	Fair Value December 31, 2017	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$263,791	Market Approach	Single Broker Indicative Quote	Increase
Commercial Mortgage-Backed Securities	$174,215	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Short Duration Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2017 to December 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HIMCO Short Duration Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class A	Actual Performance	$ 1,000.00	$ 1,007.00	$ 3.75
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.47	3.78
Class C	Actual Performance	1,000.00	1,003.90	7.52
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.70	7.57
Class I	Actual Performance	1,000.00	1,009.40	2.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.73	2.51

*	Expenses are equal to the Fund’s annualized expense ratios of 0.74%, 1.49% and 0.49% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM /HIMCO Short Duration Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Short Duration Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/9/18